Bank Borrowings - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2019	Oct. 31, 2017	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Aug. 15, 2019	Oct. 01, 2017
Line of Credit Facility [Line Items]
Line of credit facility, utilization			$ 2,300,000		$ 9,500,000
Senior Secured Credit Facilities Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, expiration date	Jun. 28, 2022
Line of credit facility, interest rate			2.00%		5.00%
Line of credit			$ 2,300,000
Line of credit facility, remaining borrowing capacity			40,800,000		$ 2,000,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, utilization			$ 6,900,000
Eurodollar [Member] | Senior Secured Credit Facilities Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	1.25%
Eurodollar [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | Minimum
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	1.75%
Eurodollar [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | Maximum
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | Maximum
Line of Credit Facility [Line Items]
Debt instrument reduction in basis spread on variable rate	0.00%
Alternative Base Rate [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | Minimum
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	0.25%
Alternative Base Rate [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | Maximum
Line of Credit Facility [Line Items]
Debt instrument reduction in basis spread on variable rate	1.25%
Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Senior Secured Credit Facilities Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument basis for effective rate	0.50%
Silicon Valley Bank [Member] | Senior Secured Credit Facilities Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility	$ 50,000,000						$ 15,000,000
Line of credit facility maximum borrowing capacity subject to certain conditions	$ 25,000,000
Silicon Valley Bank [Member] | Senior Secured Credit Facilities Credit Agreement [Member] | J P Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility						$ 20,000,000
Silicon Valley Bank [Member] | Amended and Restated Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, expiration date	Jun. 28, 2019
Line of credit facility				$ 15,000,000			$ 10,000,000
Line of credit facility initiation date	2017-10
Line of credit facility, interest rate					4.75%
Principal balances and accrued interest				$ 200,000
Debt instrument maturity term				4 years
Line of credit					$ 7,500,000
Silicon Valley Bank [Member] | Amended and Restated Loan and Security Agreement [Member] | Tranche One [Member]
Line of Credit Facility [Line Items]
Line of credit facility				$ 7,500,000
Line of credit facility, utilization		$ 7,500,000
Silicon Valley Bank [Member] | Amended and Restated Loan and Security Agreement [Member] | Tranche Two [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity subject to certain conditions				$ 2,500,000
Silicon Valley Bank [Member] | Amount with Floating Interest Rate [Member] | Amended and Restated Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate				0.25%